Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Lease, Cost [Abstract]
Operating lease cost	$ 9,496	$ 8,153
Expenses relating to variable payment leases		76
Expenses relating to short-term leases	893	111
Total	$ 10,389	8,340
Weighted-average remaining lease term – operating leases	8 years 1 month 6 days		8 years 2 months 12 days
Weighted-average discount rate – operating leases	4.90%		4.80%
Cash paid for operating leases	$ 7,869	$ 5,852